Loss Before Income Tax	9 Months Ended
Sep. 30, 2020
Profit (loss) [abstract]
Loss Before Income Tax
18.	LOSS BEFORE INCOME TAX

a.	Other gains and losses

	For the nine months ended September 30
	2019	2020
Net foreign exchange gains	$128,820	$126,787
(Loss) Gain on disposal of property, plant and equipment	(75,296)	359
Net (loss)gain on fair value changes of financial assets and liabilities at fair value through profit or loss	(21,998)	236,169
Loss on lease modification	(64,287)	—
Subsidy from the government	—	110,233
Others	(5,529)	30,946

	$(38,290)	$504,494

Subsidy from the government is a relief from the Singapore government to provide wage support and help employers retain local employees due to economic uncertainty due to
COVID-19.
b.	Finance costs

	For the nine months ended September 30
	2019	2020
Other interest expenses	$256,905	$416,232
Interest on government loans	327,223	321,655
Interest on loans from shareholders	—	153,519
Interest on lease liabilities	24,374	30,108

	$608,502	$921,514

c.	Depreciation and amortization

	For the nine months ended September 30
	2019	2020
Right-of-use assets	$201,411	$199,115
Property, plant and equipment	155,663	23,446
Computer software	3,369	2,443

	$360,443	$225,004

All depreciation and amortization expenses are recorded as general and administrative expenses for the nine months ended September 30, 2019 and 2020.

d.	Employee benefits expense

	For the nine months ended September 30
	2019	2020
Short-term benefits	$3,389,244	$2,820,552
Post-employment benefits (Note 15)	268,257	156,072
Share-based payments (Note 21)
Equity-settled	42,511	—
Cash-settled	(255,062)	198,720

Total employee benefits expense	$3,444,950	$3,175,344

Employee benefits expense by function
General and administrative expenses	$2,306,923	$2,696,325
Research and development expenses	1,138,027	479,019

	$3,444,950	$3,175,344

e.	Employees’ compensation and remuneration of directors
Under ASLAN Cayman the Eighth Articles of Incorporation, ASLAN Cayman had to accrue employees’ compensation and remuneration of directors at the rates of no less than

0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors. ASLAN Cayman had accumulated deficits for the nine months ended September 30, 2019; therefore, no compensation for employees and remuneration of directors was accrued.
On September 4, 2020, the shareholders’ meeting of the Company resolved replacing the Eighth Amended and Restated Memorandum and Articles of Association with the Ninth and the Tenth Amended and Restated Memorandum and Articles of Association; therefore, no compensation for employees and remuneration of directors was accrued for the nine months ended September 30, 2020.